Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Line Items]
Self-insurance reserves	$ 3,062	$ 2,311
Maximum exposure to loss related to involvement with variable interest entity	3,700
Non-cancelable purchase obligations for goods	28,000
Carrier and Its Affiliates [Member]
Commitments and Contingencies Disclosure [Line Items]
Non-cancelable purchase obligations for goods	$ 17,000